(8) Inventory: Schedule of Inventory, Current (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Inventory, Current
	December 31,	September 30,
	2013	2013
Raw materials	$ 892,655	$ 615,144
Reserve for damaged or obsolete inventory	(252,114)	(148,043)
Total inventory, net of reserves	$ 640,541	$ 467,101